Consolidated Statement of Cash Flows - CAD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Operating Activities
Net loss for the year	$ (12,145,790)	$ (7,436,861)
Items not affecting cash:
Depreciation and amortization	536,302	431,153
Share-based compensation expense	3,235,588	1,479,430
Interest expense accrued	11,859	10,639
Loss on sale of vehicle	0	2,512
Change in fair value of derivative financial liability	220,916	0
Other income	(13,052)	0
Changes in non-cash working capital	(829,674)	304,106
Cash used in operating activities	(8,983,851)	(5,209,021)
Financing Activities
Issue of common shares, net of issuing costs	14,746,978	5,345,848
Finance lease repayments	(58,649)	(52,345)
Term and working capital loan repayments	0	(27,333)
Deferred transaction costs	(120,549)	(152,402)
Cash provided by financing activities	14,567,780	5,113,768
Investing activities
Property and equipment acquired	(1,440,659)	(1,147,805)
Sale of vehicle	0	11,000
Cash used by investing activities	(1,440,659)	(1,136,805)
Change in cash during the year	4,143,270	(1,232,058)
Cash and cash equivalents, start of year	2,814,576	4,046,634
Cash and cash equivalents, end of year	6,957,846	2,814,576
Supplementary disclosure of non-cash activities:
Property and equipment additions in accounts payable at year-end	33,885	11,248
New right of use asset and related lease liability recognised at start of lease	161,949	49,648
Deferred transaction costs in accounts payable at year-end	$ 82,580	$ 66,078